Reconciliation of the cash, cash equivalents and restricted cash balances - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 380,801	$ 495,287
Restricted Cash, Current	5,076	3,223
Total cash, cash equivalents and restricted cash	$ 385,877	$ 498,510